Recorded Investment for each Credit Quality of Finance Receivable within Wholesale and Other Dealer Loan Receivables Portfolio Segment in United States and Other Regions (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 16,298,284	¥ 14,470,193
United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,891,924	1,639,065
United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,612,362	1,395,948
United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	258,955	236,199
United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	15,512	6,244
United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	5,095	674
Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,232,155	1,236,585
Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,226,571	1,231,857
Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	5,584	4,728
Wholesale
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,540,397	1,434,562
Wholesale | United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	1,108,649	971,136
Wholesale | United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	960,542	836,703
Wholesale | United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	136,537	131,934
Wholesale | United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	7,230	2,441
Wholesale | United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	4,340	58
Wholesale | Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	431,748	463,426
Wholesale | Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	428,889	460,946
Wholesale | Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,859	2,480
Real estate
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	854,887	740,254
Real estate | United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	560,630	479,497
Real estate | United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	454,451	390,218
Real estate | United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	101,221	88,032
Real estate | United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	4,476	1,247
Real estate | United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	482
Real estate | Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	294,257	260,757
Real estate | Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	292,007	259,056
Real estate | Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	2,250	1,701
Working capital
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	728,795	700,834
Working capital | United States | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	222,645	188,432
Working capital | United States | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	197,369	169,027
Working capital | United States | Wholesale and other dealer loans | Credit Watch
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	21,197	16,233
Working capital | United States | Wholesale and other dealer loans | At Risk
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	3,806	2,556
Working capital | United States | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	273	616
Working capital | Other Regions | Wholesale and other dealer loans
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	506,150	512,402
Working capital | Other Regions | Wholesale and other dealer loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	505,675	511,855
Working capital | Other Regions | Wholesale and other dealer loans | Default
Financing Receivable, Recorded Investment [Line Items]
Finance Receivable	¥ 475	¥ 547